Commitments and Contingencies	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

Note 13 - COMMITMENTS AND CONTINGENCIES

Risk, Uncertainties, and Contingencies on Discontinued Operation

Prior to June 2018, the Company's subsidiary AGM Group Ltd. ("AGM Belize") engaged in Forex Trading Brokerage business. The Company received total deposits of $82,922,858 as customers' investment funds that were kept in various third-party forex trading platform accounts China and Canada.

In June 2018, the local government of the People's Republic of China initiated certain policy change that it would no longer support forex-trading related business in China. The policy required various third-party forex trading platform to shut down its business and restricted customers to access the investment funds deposited. As a result, the Company was not able to retrieve the funds held in these platform accounts to return to its former customers.

On September 5, 2018, the Company disposed 90% of AGM Belize for $450,000 to Mr. Zhentao Jiang, a related party who is a director and principal shareholder of the Company. According to the equity transfer agreement, Mr. Zhentao Jiang will assume 90% assets and liabilities of AGM Belize and will be responsible to retrieve the investment funds to return to the Company's former customers. As of December 31, 2018, Mr. Zhentao Jiang retrieved and returned $2,320,023 in cash to the Company's former customers directly.

Although the Company may not be responsible for losses caused by the discontinued operation of AGM Belize or responsible to retrieve and return the investment funds to these customers. However, the filing of a claim or commencement of any governmental investigation or proceeding against the Company or any of its affiliates, even if not justified, could create negative publicity and have a material adverse impact on the Company's operation. Should any of the allegations or claims arise, the Company operation could be adversely affected.

Lease Commitments

On March 6, 2016, the Company entered into a lease agreement with Zumian Gong to lease a 410 square meters office space, located at No.8 Ronghua hong Road, Beijing Economic and Technology Development Zone, Beijing City, PRC. The lease is valid from March 6, 2016 to March 5, 2019. According to the lease, the rent is RMB56,162 (approximately $8,000) per month.

On March 18, 2016 and June 3, 2016, the Company entered into a lease agreement and a supplementary lease agreement with Beijing Oriental Media Properties Limited, respectively, to lease a 479 square meters office space, located at Room 2605, 2606, and 2607, Block C Media Center, No.4 Guanghua Road, Chaoyang District, Beijing City, PRC. The lease is valid from April 1, 2016 to March 31, 2018. According to the lease, the rent is RMB161,620 (approximately $24,000) per month.

On March 25, 2016, the Company entered into a lease agreement with Beijing Jinqiao Lida investment consulting Co., Ltd to lease a 377 square meters office space, located at Room 2211 and 2212, East Tower, VanPalace, No.1 Jinghua South Street, Chaoyang District, Beijing City, PRC. The lease starts from March 25, 2016 with a term of nine months ended on December 24, 2016. According to the agreement, the rent is RMB48,000 (approximately $7,000) per month. On December 7, 2016, the Company renewed the lease agreement to extend the lease term for another six months with an increased rent of RMB50,000 (approximately $7,000) per month. On June 5, 2017, the Company renewed this lease agreement to extend the lease term for one year with no change in rent charge.

On April 15, 2016, the Company entered into a lease agreement with Beijing Terry Henderson real estate brokerage Co., Ltd. to lease a 187 square-meter office space, located at Room 2112, East Tower, VanPalace, No.1 Jinghua South Street, Chaoyang District, Beijing City, PRC. The lease starts from April 15, 2016 with a term of one year. According to the agreement, the rent is RMB25,000 (approximately $4,000) per month. On April 15, 2017, this lease agreement was renewed to extend the term for one-year term with no change in rent charge.

On August 16, 2016, the Company entered into a lease agreement with Shulin Liu to lease a 124 square meters office space, located at Room 2103, Block 6, No.93 Jianguo Road, Chaoyang District, Beijing City, PRC. The lease starts from September 1, 2016 with a term of two years ending on August 31, 2018. According to the lease, the rent is RMB22,500 (approximately $3,000) per month.

From October 11, 2016 to August 1, 2017, the Company entered into twelve dormitories lease agreements for employees of AGM Beijing and AGM Nanjing, with total rent of RMB111,340 (approximately $16,000) per month. The terms of these lease agreements range from five months to one year. In the year ended December 31, 2017, lease associated with one of the dormitories has expired, and the Company renewed three of the dormitory lease agreements to extend the lease term for another year and the total rents after renewal were RMB106,050 (approximately $16,000) per month.

On November 15, 2016, the Company entered into a lease agreement with Gang Liu to lease a 186 square meters office space, located at Room 2111, East Tower, VanPalace, No.1 Jinghua South Street, Chaoyang District, Beijing City, PRC. The lease starts from December 5, 2016 with a term of six months ended on June 4, 2017. According to the agreement, the rent is RMB27,500 (approximately $4,000) per month. On May 10, 2017, the Company renewed this lease agreement to extend the term for one year with no change in rent.

On November 28, 2017, the Company entered into a lease agreement with International Peaceful Interests Ltd. to lease an office space, located at Room 1904, 19/F Jubilee Center, 18 Fenwick St., 46 Gloucester Road, Wanchai, Hong Kong. The lease term is from December 8, 2017 to December 7, 2019. According to the agreement, the rent is HK$48,136 (approximately $6,000) per month.

In addition, the Company is committed to bearing the expenses of dormitories, which are leased for the Company's employees.

Rent expenses for the years ended December 31, 2018, 2017 and 2016 were $447,363, $728,843, and $428,265, respectively. The Company has future minimum lease obligations as of December 31, 2018 as follows:

Commitment Amount
Year of 2019	$92,386
Year of 2020	-
Year of 2021	-
Year of 2022	-
Year of 2023	-
Thereafter	-
Total	$92,386